Cover	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	Connect Biopharma Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40212
Entity Address, Address Line One	3580 Carmel Mountain Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	877
Local Phone Number	245-2787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, par value $0.000174 per Share
Trading Symbol	CNTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Central Index Key	0001835268
Amendment Flag	false
Entity Ex Transition Period	false